Revenues and segmented information - Income statement information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenues	$ 439,800	$ 434,416
Direct production costs and expense of film and television produced, and selling, general and administrative	311,943	306,635
Segment profit	127,857	127,781
Corporate selling, general and administrative	81,121	86,200
Amortization of property and equipment and intangible assets	22,651	24,174
Finance costs	52,236	50,109
Foreign exchange gain	43,970	46,558
Change in fair value of embedded derivative	(7,185)	(11,251)
Write-down of investment in film and television programs and acquired and library content and impairment of intangible assets	104,871	12,027
Development, integration and other	1,661	10,554
Loss before income taxes	(81,908)	(5,257)
CPLG
Disclosure of operating segments [line items]
Revenues	439,800	434,416
DHX Television
Disclosure of operating segments [line items]
Revenues	52,469	55,014
Content
Disclosure of operating segments [line items]
Revenues	373,011	366,368
Operating segments | CPLG
Disclosure of operating segments [line items]
Revenues	14,320	13,034
Direct production costs and expense of film and television produced, and selling, general and administrative	14,254	15,285
Segment profit	66	(2,251)
Operating segments | DHX Television
Disclosure of operating segments [line items]
Revenues	52,469	55,014
Direct production costs and expense of film and television produced, and selling, general and administrative	27,886	33,459
Segment profit	24,583	21,555
Operating segments | Content
Disclosure of operating segments [line items]
Revenues	373,011	366,368
Direct production costs and expense of film and television produced, and selling, general and administrative	269,803	257,891
Segment profit	103,208	108,477
Unallocated amounts
Disclosure of operating segments [line items]
Corporate selling, general and administrative	22,181	23,809
Amortization of property and equipment and intangible assets	22,651	24,174
Finance costs	52,236	50,109
Foreign exchange gain	1,081	(7,700)
Change in fair value of embedded derivative	(7,185)	(11,251)
Amortization of acquired and library content	14,431	15,916
Write-down of investment in film and television programs and acquired and library content and impairment of intangible assets	104,871	12,027
Development, integration and other	1,661	10,554
Loss before income taxes	$ (81,908)	$ (5,257)